SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation – The condensed consolidated financial statements present the financial position, results of operations and cash flows of the Company in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All dollar amounts are rounded to the nearest thousand dollars.

Basis of Presentation – The consolidated financial statements present the financial position, results of operations and cash flows of the Company in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All dollar amounts are rounded to the nearest thousand dollars.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform to the current period presentation on the condensed consolidated balance sheet and statements of operations.	Reclassifications Certain prior period amounts have been reclassified to conform to the current period presentation on the consolidated balance sheet and statements of operations.
Cash Equivalents

Cash Equivalents

Highly liquid investments with original maturities of three months or less are considered cash equivalents. The Company maintains the majority of its cash accounts at a commercial bank. The Federal Deposit Insurance Corporation (“FDIC”) insures the total cash balance up to $250,000 per commercial bank. From time to time, cash in deposit accounts may exceed the FDIC limits, the excess would be at risk of loss for purposes of the statement of cash flows. There are no cash equivalents at September 30, 2025 and December 31, 2024.

Cash Equivalents

Highly liquid investments with original maturities of three months or less are considered cash equivalents. The Company maintains the majority of its cash accounts at a commercial bank. The Federal Deposit Insurance Corporation (“FDIC”) insures the total cash balance up to $250,000 per commercial bank. From time to time, cash in deposit accounts may exceed the FDIC limits, the excess would be at risk of loss for purposes of the statement of cash flows. There are no cash equivalents at December 31, 2024 and December 31, 2023.

December 2024 Subsidiary Reorganization

December 2024 Subsidiary Reorganization

On December 13, 2024, the Company, entered into a Parent Subsidiary Contribution Agreement with Mango & Peaches, a then recently formed wholly-owned subsidiary of the Company (the “Contribution Agreement”). Pursuant to the Contribution Agreement, the Company contributed substantially all of its assets, including ownership of: (a) its 98% ownership of MangoRx Mexico S.A. de C.V., a Mexican Stock Company; and (b) its 100% ownership of MangoRx UK Limited, a company incorporated under the laws of the United Kingdom (collectively, the “Contributed Assets”), to Mango & Peaches, in order to restructure the ownership and operations of the Company, better segregate such operations and liabilities and provided for the issuance of a portion of the capital of Mango & Peaches to Mr. Jacob Cohen, the Chief Executive Officer of the Company (the “Subsidiary Reorganization”).

December 2024 Subsidiary Reorganization

On December 13, 2024, the Company, entered into a Parent Subsidiary Contribution Agreement with Mango & Peaches Corp., a Texas corporation (“Mango & Peaches”), a then recently formed wholly-owned subsidiary of the Company (the “Contribution Agreement”). Pursuant to the Contribution Agreement, the Company contributed substantially all of its assets, including ownership of: (a) its 98% ownership of MangoRx Mexico S.A. de C.V., a Mexican Stock Company; and (b) its 100% ownership of MangoRx UK Limited, a company incorporated under the laws of the United Kingdom (collectively, the “Contributed Assets”), to Mango & Peaches, in order to restructure the ownership and operations of the Company, better segregate such operations and liabilities and provided for the issuance of a portion of the capital of Mango & Peaches to Mr. Jacob Cohen, the Chief Executive Officer of the Company (the “Subsidiary Reorganization”).

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of Mangoceuticals, Inc. and its consolidated subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Wholly-owned subsidiaries:

●	Mango & Peaches Corp.
●	MangoRx IP Holdings, LLC

Wholly-owned subsidiaries of Mango & Peaches.

●	MangoRx UK Limited

Majority-owned subsidiaries of Mango & Peaches.

●	The Company owns 98% of MangoRx Mexico S.A. de C.V.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Mangoceuticals, Inc. and its consolidated subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Wholly-owned subsidiaries:

●	Mango & Peaches Corp.
●	MangoRx IP Holdings, LLC

Wholly-owned subsidiaries of Mango & Peaches Corp.

●	MangoRx UK Limited

Majority-owned subsidiaries of Mango & Peaches Corp.

●	The Company owns 98% of MangoRx Mexico S.A. de C.V.

Non-Controlling Interest	Non-Controlling Interest Mango & Peaches owns 98% of MangoRx Mexico S.A. de C.V.	Non-Controlling Interest Mango & Peaches Corp. owns 98% of MangoRx Mexico S.A. de C.V.
Segment Reporting

Segment Reporting

The Company operates as a single operating segment. The Chief Decision-Making Officer (CDOM), Chief Financial Officer, Gene Johnston, reviews financial information on a consolidated basis for purposes of allocating resources and assessing performance. As such, the Company has determined that it operates in one reportable segment in accordance with Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting.

The Company’s operations are managed as a unified business, with consistent products and services offered across its customer base. The nature of the products and services, production processes, customer types, and distribution methods are substantially similar throughout the Company’s activities.

All revenues, expenses, assets, and liabilities are evaluated collectively, and no discrete financial information is prepared or reviewed at a lower level. Accordingly, no additional segment information is presented.

Segment Reporting

The Company operates as one segment, in which management uses one measure of profitability, and all of the Company’s assets are located in the United States of America and Mexico. The Company does not operate separate lines of business or separate business entities with respect to any of its product candidates. Accordingly, the Company does not have separately reportable segments.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Accounting for Income Taxes, as clarified by ASC 740-10, Accounting for Uncertainty in Income Taxes. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria of ASC 740.

ASC 740-10 requires that the Company recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Accounting for Income Taxes, as clarified by ASC 740-10, Accounting for Uncertainty in Income Taxes. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria of ASC 740.

ASC 740-10 requires that the Company recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Intangible Assets

Intangible Assets

Patents

The Company’s intangible assets consist of patents acquired through purchase and master distributor license agreements, as described above.

The patents are classified as finite-lived intangible assets and are amortized on a straight-line basis over their estimated useful lives, which range from 14 to 17 years.

The carrying amount of patents as of September 30, 2025 is as follows:

●	Gross carrying amount:	$15,954,150
●	Accumulated amortization:	1,561,206
●	Net carrying amount:	$14,392,944

Amortization expense for the nine months ended September 30, 2025 was $839,673. The estimated amortization expense for the next five years is as follows:

●	Year 1: $1,122,639
●	Year 2: $1,122,639
●	Year 3: $1,122,639
●	Year 4: $1,122,639
●	Year 5: $1,122,639

In the years thereafter, the amount to be amortized will be $8,779,749.

The Company performs annual impairment testing for its intangible assets to ensure that the carrying amount does not exceed the recoverable amount. For the nine months ended September 30, 2025, no impairment losses were recognized.

Master Distribution Agreements

Agreement with Propre Energie Inc.

On January 30, 2025, the Company entered into a Master Distribution Agreement (“MDA”) with Propre Energie Inc., granting the Company a license to certain intellectual property and patent rights related to clinically proven plant-based formulations under the brand Dermytol®. These formulations target hyperpigmentation, dark spots, uneven skin tone, and skin brightening.

As consideration, the Company issued 650,000 common shares with a par value of $0.0001 and a fair value of $1,963,000 on the issuance date. The agreement has an initial term of three years, renewable for up to three additional one-year terms, subject to notice provisions. Propre Energie Inc. retains the right to terminate in the event the Company sells substantially all assets or a majority interest in the business. Either party may terminate in the event of breach (with a 90-day cure period) or insolvency.

The agreement is accounted for as an intangible asset under ASC 350-30, given the exclusive licensing rights and identifiable future economic benefits. The asset is amortized straight-line over three years, subject to annual impairment review in accordance with US GAAP.

Agreement with Navy Wharf, Ltd.

On March 24, 2025, the Company entered into a Master Distribution Agreement (“Navy Wharf Agreement”) with Navy Wharf, Ltd., a Turks and Caicos limited company, granting the Company exclusive distribution rights for Diabetinol®, a nutraceutical product formulated to manage blood glucose and HbA1c levels.

As consideration, the Company issued 1,000,000 common shares with a par value of $0.0001 and a fair value of $4,750,000 on the issuance date. The agreement grants exclusive rights within the United States and Canada, preventing Navy Wharf from appointing other distributors or marketing products under an alternative brand without prior consent.

The agreement is perpetual unless terminated sooner under conditions such as breach of contract, insolvency, or other defined provisions. The Company is also responsible for appointing sub-distributors at its own risk, expense, and supervision.

The agreement is accounted for as an intangible asset under ASC 350-30, given the exclusive licensing rights and identifiable future economic benefits. The asset is amortized straight-line over three years, subject to annual impairment review in accordance with US GAAP.

The carrying amount of master distribution agreements as of September 30, 2025 is as follows:

●	Gross carrying amount:	$1,963,000
●	Accumulated amortization:	435,625
●	Net carrying amount:	1,527,375

Amortization expense for the nine months ended September 30, 2025 was $435,625. The estimated amortization expense for the next five years is as follows:

●	Year 1: $218,707
●	Year 2: $654,333
●	Year 3: $654,335
●	Year 4: $-
●	Year 5: $-

On July 30, 2025, the Company entered into a Mutual Rescission and Release Agreement (a “Rescission Agreement”) with Navy Wharf, pursuant to which the Company and Navy Wharf agreed to terminate and rescind the Navy Wharf Agreement, effective as of July 30, 2025, and each of the parties provided mutual releases of their obligations under the Navy Wharf Agreement, subject to certain continuing representations and warranties of Navy Wharf, and Navy Wharf agreed to cancel all of the Navy Shares (the “Rescission”). As a result of the Recission Agreement, the Company cancelled the 1,000,000 shares previously issued to Navy Wharf at $4.75 per share, or $4,750,000. The Company incurred no material early termination penalties in connection with the Rescission. As a result the net book value of $4,750,000 was removed from intangible assets.

License Agreement and Master Distribution Agreement

On May 14, 2025, MangoRx IP, the Company’s wholly-owned subsidiary, entered into a Master Distribution Agreement with PrevenTech Solutions, LLC (“PrevenTech” and the “PrevenTech MDA”). Pursuant to the PrevenTech MDA, the Company granted PrevenTech the exclusive, worldwide, licensing and distribution rights, to certain intellectual property and patent rights held by the Company relating to respiratory illness prevention technology, including the right to sell antiviral products, including but not limited to toothpaste, lozenges, mouthwash, oral sprays, and animal feed or water additives for poultry and livestock, which may be manufactured and/or designed in a various formats, using the patents.

In consideration for the rights under the PrevenTech MDA, PrevenTech agreed to pay us 10% of the net sales revenue (as described in greater detail in the PrevenTech MDA) generated during the term of the PrevenTech MDA through the sale of products associated with our patents. The term of the PrevenTech MDA is perpetual, subject to certain termination rights that either party can exercise upon a breach of the agreement by the other party, subject to certain cure rights. Additionally, in the event that PrevenTech does not generate at least $5 million of gross sales from the sale of products within eighteen months from June 1, 2025, subject to a sixty day cure period, PrevenTech’s rights under the PrevenTech MDA become non-exclusive.

The PrevenTech MDA contains customary confidentiality provisions, representations and warranties of the parties, indemnification obligations, disclaimers and covenants, for an agreement of type and size of the PrevenTech MDA.

As of September 30, 2025, there have been no reported sales in conjunction with the license agreement.

Intangible Assets

The Company’s intangible assets consist of patents acquired through purchase, as described above. These patents are classified as finite-lived intangible assets and are amortized on a straight-line basis over their estimated useful lives, which range from 14 to 17 years.

The carrying amount of patents as of December 31, 2024 is as follows:

●	Gross carrying amount:	$15,954,150
●	Accumulated amortization:	$721,533
●	Net carrying amount:	$15,232,617

Amortization expense for the year ended December 31, 2024 was $721,533. The estimated amortization expense for the next five years is as follows:

●	Year 1: $1,122,639
●	Year 2: $1,122,639
●	Year 3: $1,122,639
●	Year 4: $1,122,639
●	Year 5: $1,122,639

In the years thereafter, the amount to be amortized will be $9,619,421.

The Company performs annual impairment testing for its intangible assets to ensure that the carrying amount does not exceed the recoverable amount. For the year ended December 31, 2024, no impairment losses were recognized.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the United States. The financial position and results of its operations are determined using U.S. Dollars (“US$” or “$”), the local currency, as the functional currency. The Company’s condensed consolidated financial statements are reported using the U.S. Dollars. The results of operations and the statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates that were used in preparing the condensed consolidated financial statements:

	September 30,	December 31,
	2025	2024
Period-end spot rate	US$1=MX$0.05	US$1=MX$0.05
Average rate	US$1=MX$0.05	US$1=MX$0.05

Foreign Currency Translation and transaction

The Company’s principal country of operations is the United States. The financial position and results of its operations are determined using U.S. Dollars (“US$” or “$”), the local currency, as the functional currency. The Company’s consolidated financial statements are reported using the U.S. Dollars. The results of operations and the statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31,	December 31,
	2024	2023
Period-end spot rate	US$1=MX$0.05	N/A
Average rate	US$1=MX$0.05	N/A

Net Loss Per Common Share

Net Loss Per Common Share

We compute net loss per share in accordance with ASC 260, Earning per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. There were 2,156,667 options, 997,899 warrants, and no derivative securities outstanding as of September 30, 2025. There were 156,667 options, 940,333 warrants, and no derivative securities outstanding as of December 31, 2024.

Net Loss Per Common Share

We compute net loss per share in accordance with ASC 260, Earning per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. There were 156,667 options, 940,333 warrants, and no derivative securities outstanding as of December 31, 2024. There were 176,667 options, 89,533 warrants, and no derivative securities outstanding as of December 31, 2023.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of condensed consolidated financial statements in accordance with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results can, and in many cases will, differ from those estimates.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in accordance with U.S. Generally Accepted Accounting Principles (US GAAP) requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results can, and in many cases will, differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurement (“ASC 820”), which provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following tables summarize our financial instruments measured at fair value as of September 30, 2025 and December 31, 2024.

	Fair Value Measurements at September 30, 2025
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$481,281	$-	$-
Total assets	481,281	-	-
Liabilities
Total liabilities	-	-	-
	$481,281	$-	$-

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$58,653	$-	$-
Total assets	58,653	-	-
Liabilities
Total liabilities	-	-	-
	$58,653	$-	$-

Fair Value of Financial Instruments

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurement (“ASC 820”), which provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following tables summarize our financial instruments measured at fair value as of December 31, 2024 and December 31, 2023.

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3
Assets
Cash	$58,653	$-	$-
Total assets	58,653	-	-
Liabilities
Total liabilities	-	-	-
	$58,653	$-	$-

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$739,006	$-	$-
Total assets	739,006	-	-
Liabilities
Total liabilities	-	-	-
	$739,006	$-	$-

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from the disposition is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of three (3) to five (5) years.

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from the disposition is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of three (3) to five (5) years.

Concentration and Risks

Concentration and Risks

The Company’s operations are subject to various risks, including financial, operational, regulatory, and other risks, as well as the potential risk of business failure. For the nine months ended September 30, 2025 and the year ended December 31, 2024, the Company had no significant revenue from continuing operations, which were derived from a single or a few major customers.

Concentration and Risks

The Company’s operations are subject to risks including financial, operational, regulatory and other risks including the potential risk of business failure. For the years ended December 31, 2024 and 2023, the Company had no significant revenue from continuing operations which were derived from a single or a few major customers.

Black-Scholes Option Pricing Model	Black-Scholes Option Pricing Model The Company uses a Black-Scholes option pricing model to determine the fair value of warrants and options issued.	Black-Scholes Option Pricing Model The Company uses a Black-Scholes option pricing model to determine the fair value of warrants and options issued.
Warrants

Warrants

The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares. The Company classifies as liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares. The Company accounts for its currently issued warrants in conjunction with the Company’s common stock shares in permanent equity. These warrants are indexed to the Company’s stock and meet the requirements of equity classification as prescribed under ASC 815-40. Warrants classified as equity are initially measured at fair value, and subsequent changes in fair value are not recognized so long as the warrants continue to be classified as equity.

Warrants

The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares. The Company classifies as liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares. The Company accounts for its currently issued warrants in conjunction with the Company’s common stock shares in permanent equity. These warrants are indexed to the Company’s stock and meet the requirements of equity classification as prescribed under ASC 815-40. Warrants classified as equity are initially measured at fair value, and subsequent changes in fair value are not recognized so long as the warrants continue to be classified as equity.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the effect of recently issued standards that are not yet effective will not have a material effect on its financial position or results of operations upon adoption.

In November 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. There was no material effect on the condensed consolidated financial statements for the nine months ended September 30, 2025.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. There was no material effect on the condensed consolidated financial statements for the nine months ended September 30, 2025.

In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income (Subtopic 220-40). This ASU clarifies effective dates for expense disaggregation disclosures. It is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of this ASU and does not expect a material effect on its condensed consolidated financial statements.

In February 2025, the FASB issued ASU No. 2025-02, Liabilities (Topic 405). This ASU updates SEC paragraphs pursuant to Staff Accounting Bulletin No. 122. It is effective upon issuance. The Company has evaluated the guidance and determined that it does not have a material impact on its condensed consolidated financial statements.

In March 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810). This ASU provides guidance on determining the accounting acquirer in acquisitions involving variable interest entities (VIEs). It is effective for fiscal years beginning after December 15, 2025. The Company is currently evaluating the impact of this ASU and does not expect a material effect on its condensed consolidated financial statements.

In April 2025, the FASB issued ASU No. 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). This ASU clarifies accounting for share-based consideration payable to a customer. It is effective for fiscal years beginning after December 15, 2025. The Company is currently evaluating the impact of this ASU and does not expect a material effect on its condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the effect of recently issued standards that are not yet effective will not have a material effect on its financial position or results of operations upon adoption.

In November 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. There was no material effect on the consolidated financial statements for the year ending December 31, 2024.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. We have not yet adopted this ASU, which will result in the required additional disclosures being included in our consolidated financial statements, once adopted.

Related Parties

Related Parties

The Company follows subtopic 850-10 of FASB ASC 850, Related Party Disclosures for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20, the related parties include a. affiliates of the Company; b. Entities for which investments in their equity securities would be required, absent the election of the fair value option under the guidance of Fair Value Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; c. trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d. principal owners of the Company; e. management of the Company; f. other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g. other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The condensed consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of financial statements is not required in those statements. The disclosures shall include: a. the nature of the relationship(s) involved; b. a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c. the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d. amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement. Material related party transactions have been identified in Note 6 and Note 10 in the notes to condensed consolidated financial statements.

Related Parties

The Company follows subtopic 850-10 of FASB ASC 850, Related Party Disclosures for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20, the related parties include a. affiliates of the Company; b. Entities for which investments in their equity securities would be required, absent the election of the fair value option under the guidance of Fair Value Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; c. trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d. principal owners of the Company; e. management of the Company; f. other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g. other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of financial statements is not required in those statements. The disclosures shall include: a. the nature of the relationship(s) involved; b. a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c. the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d. amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement. Material related party transactions have been identified in Notes 3, 7 and 9 in the notes to consolidated financial statements.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation costs to employees under FASB ASC 718 Compensation - Stock Compensation (“ASC 718”). Under ASC 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options and warrants. As such, compensation cost is measured on the date of grant at its fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option and warrant grant.

Stock-Based Compensation

The Company recognizes compensation costs to employees under FASB ASC 718 Compensation - Stock Compensation (“ASC 718”). Under ASC 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options and warrants. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option and warrant grant.

Revenue Recognition

Revenue Recognition

The Company follows the provisions of ASC 606. Revenue from Contracts with Customer for recording and recognizing revenue from customers. The Company generates our online revenue through the sale of products and services purchased by customers directly through our online platform. Online revenue represents the sales of products and services on our platform, net of refunds, credits, and chargebacks, and includes revenue recognition adjustments recorded pursuant to US GAAP. Online revenue is generated by selling directly to consumers through our websites.

The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services and has met its performance obligation. For revenue generated through its online platform, the Company defines its customer as an individual who purchases products or services through websites. The transaction price in the Company’s contracts with customers is the total amount of consideration to which the Company expects to be entitled in exchange for transferring products or services to the customer.

The Company’s contracts that contain prescription products issued as the result of a consultation include two performance obligations: access to (i) products and (ii) consultation services. The Company’s contracts for prescription refills have a single performance obligation. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product to the customer and, in contracts that contain services, by the provision of consultation services to the customer. The Company satisfies its performance obligation for products at a point in time, which is upon delivery of the products to a third-party carrier. The Company satisfies its performance obligation for services over the period of the consultation service, which is typically a few days. The customer obtains control of the products and services upon the Company’s completion of its performance obligations.

The Company has entered into agreements with various physician groups to provide online telemedicine technology services to the Company. The Company accounts for service revenue as a principal in the arrangement with its customers. This conclusion is reached because (i) the Company determines which providers provide the consultation to the customer; (ii) the Company is primarily responsible for the satisfactory fulfillment and acceptability of the services; (iii) the Company incurs costs for consultation services even for visits that do not result in a prescription and the sale of products; and (iv) the Company, at its sole discretion, sets all listed prices charged on its websites for products and services.

Additionally, the Company has entered into a Master Services Agreement and Statement of Work with Epiq Scripts, LLC (“Contracted Pharmacy”), which is a related party, to provide pharmacy and compounding services to the Company to fulfill its promise to customers for contracts that include sale of prescription products and to fill prescriptions that are ordered by the Company’s customers for fulfillment through the Company’s websites. The Company accounts for prescription product revenue as a principal in the arrangement with its customers. This conclusion is reached because (i) the Company has sole discretion in determining which Contracted Pharmacy fills a customer’s prescription; (ii) Contracted Pharmacy fills the prescription based on fulfillment instructions provided by the Company, including using the Company’s branded packaging for generic products; (iii) the Company is primarily responsible to the customer for the satisfactory fulfillment and acceptability of the order, and; (iv) the Company, at its sole discretion, sets all listed prices charged on its websites for products and services.

The Company accounts for shipping activities, consisting of direct costs to ship products performed after the control of a product has been transferred to the customer, in cost of revenue.

Revenue Recognition

The Company follows the provisions of ASC 606. Revenue from Contracts with Customer for recording and recognizing revenue from customers. The Company generates our online revenue through the sale of products and services purchased by customers directly through our online platform. Online revenue represents the sales of products and services on our platform, net of refunds, credits, and chargebacks, and includes revenue recognition adjustments recorded pursuant to US GAAP. Online revenue is generated by selling directly to consumers through our websites.

The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services and has met its performance obligation. For revenue generated through its online platform, the Company defines its customer as an individual who purchases products or services through websites. The transaction price in the Company’s contracts with customers is the total amount of consideration to which the Company expects to be entitled in exchange for transferring products or services to the customer.

The Company’s contracts that contain prescription products issued as the result of a consultation include two performance obligations: access to (i) products and (ii) consultation services. The Company’s contracts for prescription refills have a single performance obligation. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product to the customer and, in contracts that contain services, by the provision of consultation services to the customer. The Company satisfies its performance obligation for products at a point in time, which is upon delivery of the products to a third-party carrier. The Company satisfies its performance obligation for services over the period of the consultation service, which is typically a few days. The customer obtains control of the products and services upon the Company’s completion of its performance obligations.

The Company has entered into a Physician Services Agreement with BrighterMD, LLC dba Doctegrity (“Doctegrity”) to provide online telemedicine technology services to the Company. The Company accounts for service revenue as a principal in the arrangement with its customers. This conclusion is reached because (i) the Company determines which providers provide the consultation to the customer; (ii) the Company is primarily responsible for the satisfactory fulfillment and acceptability of the services; (iii) the Company incurs costs for consultation services even for visits that do not result in a prescription and the sale of products; and (iv) the Company, at its sole discretion, sets all listed prices charged on its websites for products and services.

Additionally, the Company has entered into a Master Services Agreement and Statement of Work with Epiq Scripts, LLC (“Contracted Pharmacy”), which is a related party, to provide pharmacy and compounding services to the Company to fulfill its promise to customers for contracts that include sale of prescription products and to fill prescriptions that are ordered by the Company’s customers for fulfillment through the Company’s websites. The Company accounts for prescription product revenue as a principal in the arrangement with its customers. This conclusion is reached because (i) the Company has sole discretion in determining which Contracted Pharmacy fills a customer’s prescription; (ii) Contracted Pharmacy fills the prescription based on fulfillment instructions provided by the Company, including using the Company’s branded packaging for generic products; (iii) the Company is primarily responsible to the customer for the satisfactory fulfillment and acceptability of the order, and; (iv) the Company, at its sole discretion, sets all listed prices charged on its websites for products and services.

The Company accounts for shipping activities, consisting of direct costs to ship products performed after the control of a product has been transferred to the customer, in cost of revenue.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value with cost being determined on a first-in, first-out (“FIFO”) basis. The Company writes down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required. During the nine months ended September 30, 2025 and the year ended December 31, 2024, there were no inventory write-downs.

Inventories

Inventories are stated at the lower of cost or net realizable value with cost being determined on a first-in, first-out (“FIFO”) basis. The Company writes down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required. During the years ended December 31, 2024 and 2023, there were no inventory write-downs.

Marketing and Advertising

Marketing and Advertising

The Company follows the policy of charging the costs of marketing and advertising to expense as incurred. The Company charged $644,941 and $1,332,957 towards marketing and advertising for the nine months ended September 30, 2025 and 2024, respectively.

Marketing and Advertising

The Company follows the policy of charging the costs of marketing and advertising to expense as incurred. The Company charged $1,478,663 and $2,097,505 towards marketing and advertising for the years ended December 31, 2024 and 2023, respectively.

Subsequent Events

Subsequent Events

The Company follows the guidance in Section 855-10-50 of FASB ASC 855, Subsequent Events, for the disclosure of subsequent events. The Company will evaluate subsequent events through the date when the condensed consolidated financial statements were issued (see Note 12).

Subsequent Events

The Company follows the guidance in Section 855-10-50 of FASB ASC 855, Subsequent Events, for the disclosure of subsequent events. The Company will evaluate subsequent events through the date when the consolidated financial statements were issued (see Note 13).

Reclassification

Reclassification

During the three months ended September 30, 2025, the Company reclassified certain prior-period equity balances to conform to the current-period presentation. Specifically:

● An amount of $832,109 related to accrued but unpaid dividends on Convertible Preferred C Stock as of December 31, 2024 was reclassified from Retained Earnings to Additional Paid-in Capital. This adjustment reflects a correction in the classification of equity components associated with preferred stock dividend obligations.

● For the three-month periods ended March 31, 2025 and June 30, 2025, accrued dividends of $294,000 for each period were similarly reclassified from Retained Earnings to Additional Paid-in Capital.

These reclassifications did not affect net income, total assets, or total liabilities for any period presented. The Company believes this presentation more accurately reflects the nature of the preferred stock dividend obligations and enhances comparability across reporting periods.